Trade and other receivables - Schedule of trade and other current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 41,660	$ 32,758
Accrued income	14,168	12,465
Accrued interest	50	52
Deferred charges	51,647	24,797
Other receivables	132,294	66,725
Total trade and other receivables	$ 239,819	$ 136,797	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.